DISPOSAL GROUPS HELD FOR SALE (Tables)	12 Months Ended
Jun. 30, 2021
DISPOSAL GROUPS HELD FOR SALE
Summary of carrying amounts of assets and liabilities of which control was lost

June 30, 2020

ASSETS
Cash	$3,755,831
Restricted cash	15,568,983
Commission receivable	1,211,140
Compensation receivable	100,622
Advance payment	17,217
Interest receivable	15,940,393
Other receivable	198
Available-for-sale financial assets	126,596,083
Property and equipment, net	60,585
TOTAL ASSETS	$163,251,052

LIABILITIES
Allowance on guarantee	$348,854
Unearned Income-Guarantee commission	77,902
Income tax payable	2,243,618
Other liabilities	75,381
Deferred tax liabilities	204,081
TOTAL LIABILITIES	$2,949,836
Net assets de-recognised	$160,301,216